Flight equipment-aircraft - Summary of Flight Equipment and Related Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Flight equipment-aircraft	$ 6,036,199	$ 4,400,089
Less accumulated depreciation	(429,643)	(266,904)
Total flight equipment, net	$ 5,606,556	$ 4,133,185	$ 3,536,899